Income Taxes - Additional Informaion (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
United States statutory income tax rate					21.00%	21.00%
Change in valuation allowance					$ 24,609	$ 18,842
Return to provision adjustment					(2,624)	(7,029)
Tax rate changes					(1,028)	0
State tax benefit					(195)	0
Income tax benefit or expense	$ 0	$ 0	$ 0	$ 0	0	145
Valuation allowance	$ (94,200)		$ (94,200)		(256,517)	$ (231,908)
Net operating loss carryovers, federal					683,700
Net operating loss carryovers, state income tax					$ 76,300